Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Total Income (Loss) Before Income Taxes

The following table summarizes our total income (loss) before income taxes (in thousands):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2016	2017
Domestic income (loss) before income taxes	$(3,966,322)	$938,156	$(18,149)
Foreign income before income taxes	48,382	71,942	(85,535)

Total income (loss) before income taxes	$(3,917,940)	$1,010,098	$(103,684)

Provision for (Benefit from) Income Taxes

The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2016	2017
Current income tax provision
Domestic	$—	$(35)	$(125)
Foreign	10,817	25,721	27,309

Total	10,817	25,686	27,184

Deferred income tax benefit:
Domestic	$—	$(80)	$72
Foreign	(9,304)	(9,620)	43,874

Total	(9,304)	(9,700)	43,946

Total income tax provision (benefit):	$1,513	$15,986	$71,130

Income Tax Provision (Benefit)

The income tax provision (benefit) was different from the amount computed using the Luxembourg statutory income tax rate of 27.08% for the reasons set forth in the following table (in thousands):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2016	2017
Expected tax provision (benefit) at Luxembourg statutory income tax rate	$(1,144,822)	$295,150	$(28,078)
Foreign income tax differential	42,339	51,787	66,242
Nontaxable interest income	(67,651)	—	—
Lux Financing Activities	40,169	(8,279)	30,232
Tax deductible impairment charges in Luxembourg subsidiaries	(854,393)	(1,280,759)	—
Change in tax rate	—	416,156	(28,250)
Goodwill impairment	599,974	—	—
Changes in unrecognized tax benefits	(15,465)	(1,629)	(79)
Changes in valuation allowance	1,463,774	554,479	40,853
Tax effect of 2011 Intercompany Sale	(6,112)	(6,701)	(6,073)
Foreign tax credits	(2,171)	(5,480)	(3,107)
Research and development tax credits	(2,103)	(3,275)	(2,786)
Other	(52,026)	4,537	2,176

Total income tax provision (benefit)	$1,513	$15,986	$71,130

Net Deferred Tax Balances

The following table details the composition of the net deferred tax balances as of December 31, 2016 and 2017 (in thousands):

	As of December 31, 2016	As of December 31, 2017
Long-term deferred taxes, net	$(168,445)	$(48,434)
Other assets	15,181	14,583

Net deferred taxes	$(153,264)	$(33,851)

Components of Net Deferred Tax Liability

The components of the net deferred tax liability were as follows (in thousands):

	As of December 31, 2016	As of December 31, 2017
Deferred tax assets:
Accruals and advances	$31,015	$17,169
Amortizable intangible assets	17,549	13,421
Non-Amortizable intangible assets	76,774	147,332
Performance incentives	14,599	7,289
Customer deposits	20,664	16,064
Bad debt reserve	8,659	2,033
Accrued retirement benefits	67,998	43,592
Disallowed interest expense carryforward	109,575	75,546
Net operating loss carryforward	3,937,736	3,840,759
Tax credits	17,562	11,335
Other	16,491	8,418

Total deferred tax assets	4,318,622	4,182,958

Deferred tax liabilities:
Satellites and other property and equipment	(186,390)	(266,330)
Amortizable intangible assets	(379,653)	(366,777)
Non-amortizable intangible assets	(186,618)	(103,730)
Tax basis differences in investments and affiliates	(231,210)	(6,753)
Other	(72,524)	(16,875)

Total deferred tax liabilities	(1,056,395)	(760,465)

Valuation allowance	(3,415,491)	(3,456,344)

Total net deferred tax liabilities	$(153,264)	$(33,851)

Summary of Activity Related to Unrecognized Tax Benefits

The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	2016	2017
Balance at January 1	$40,248	$36,167
Increases related to current year tax positions	2,301	2,193
Increases related to prior year tax positions	1,530	304
Decreases related to prior year tax positions	(878)	(3)
Expiration of statute of limitations for the assessment of taxes	(7,034)	(7,281)

Balance at December 31	$36,167	$31,380